Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 796,363	$ 853,219
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	7,690	10,274
Changes in assets and liabilities:
Other assets	39,154	(32,175)
Incentive management fee payable to General Partners	(11,941)
Property management fees payable	2,179	(1,244)
Customer deposits and other liabilities	20,392	(8,343)
Net cash provided by operating activities	853,837	821,731
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	(78,026)	(30,028)
Net cash used in investing activities	(78,026)	(30,028)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(813,027)	(815,615)
Payments on capital lease obligations
Net cash used in financing activities	(813,027)	(815,615)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(37,216)	(23,912)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	484,880
CASH AND CASH EQUIVALENTS AT END OF PERIOD	447,664	484,880
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	200,650	200,650